Share-Based Compensation Expense	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Expense [Abstract]
Share-Based Compensation Expense

14.    Share-Based Compensation Expense

The Company’s stock award plans consist of:

Rumble Inc. Amended and Restated Stock Option Plan

The Company maintains a long-term incentive plan, the Rumble Inc. Amended and Restated Stock Option Plan (the “Stock Option Plan”). The Stock Option Plan continues to govern the terms and conditions of the outstanding awards previously granted under the Stock Option Plan, and all options to purchase Rumble Class A common shares or Rumble Class B common shares which were converted into options to purchase shares of Class A Common Stock in connection with the Business Combination.

As of December 31, 2023, there were 58,165,382 shares of Class A Common Stock reserved for future issuance under the Stock Option Plan

Rumble Inc. 2022 Stock Incentive Plan

The Rumble Inc. 2022 Stock Incentive Plan (the “Stock Incentive Plan”) was approved by the board of directors and the stockholders of the Company, and became effective, on September 16, 2022. The Company initially reserved 27,121,733 shares of Common Stock for issuance under the Stock Incentive Plan, subject to a ten-year an evergreen feature.

As of December 31, 2023, there were 31,655,077 shares of Class A Common Stock reserved for future issuance under the Stock Incentive Plan

Share-based compensation expenses are summarized as follows:

	2023	2022
Restricted stock units	$8,463,373	$1,713,277
Stock options	5,193,301	220,126
Rights to contingent consideration	2,478,040	—
	$16,134,714	$1,933,403

Restricted Stock Units

The following table reflects the continuity of unvested restricted stock units (“RSUs”) transactions:

	Number	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2022	1,548,098	$11.62
Granted	646,433	8.51
Vested	(551,522)	11.21
Forfeited	(11,671)	9.01
Outstanding, December 31, 2023	1,631,338	$10.55

The total unrecognized compensation cost for the RSUs issued is $12,613,413 which is expected to be recognized over a weighted-average period of 1.63 years.

The following table reflects additional information related to RSUs activity:

	2023	2022
Grant date fair value of RSUs	$22,916,836	$17,993,839

Stock Options

The fair value of the options was determined using either a Black-Scholes option pricing model or a Monte Carlo simulation methodology that included simulating the stock price using a risk-neutral Geometric Brownian Motion-based pricing model. The following table reflects the assumptions made:

	2023	2022
Share price	$2.68 – $9.23	$9.44 – $11.13
Exercise price	$4.63 – $10.36	$10.60 – $12.49
Risk-free interest rate	3.42% – 4.94%	3.72%
Volatility	88% – 97%	95%
Expected life	4 – 10 years	10 years
Dividend rate	0.00%	0.00%

The Company estimated the volatility by reference to comparable companies that are publicly traded.

The following table reflects the continuity of stock option transactions:

	Service Conditions
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2022	58,607,457	$0.22
Granted	6,446,585	5.70
Forfeited	(49,203)	8.31
Outstanding, December 31, 2023	65,004,839	$0.50	15.31

Vested and exercisable, December 31, 2023	58,137,272	$0.10	15.31
	Performance Conditions
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)
Outstanding, December 31, 2022	—	$—
Granted	358,249	9.42
Forfeited	—	—
Outstanding, December 31, 2023	358,249	$9.42	9.30

Vested and exercisable, December 31, 2023	—	$—	9.30

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s Class A Common Stock for those stock options that had exercise prices lower than the fair value of the Company’s Class A Common Stock. As of December 31, 2023, the aggregate intrinsic value of options outstanding was $255,088,661 and the aggregate intrinsic value of the options vested and exercisable was $254,992,826.

The total unrecognized compensation cost for options with a service only condition and options with a performance condition as of December 31, 2023 was $24,586,179 and $3,000,000, respectively. For the options with a service only condition, the cost is expected to be recognized over a weighted average period of 1.72 years.

As of December 31, 2023, the Company has 2,592,616 stock options outstanding included within the service condition awards that have market based vesting conditions if the closing price of the Company’s Class A Common Stock is greater than or equal to $15.00 and $17.50, respectively (with 50% released at each target, or if the latter target is reached first, 100%) for a period of 20 trading days during any 30 trading-day period.

As of December 31, 2023, the Company has determined that it is not probable that the conditions related to the performance-based stock options will be met, and therefore, the Company has not recognized the related expense in the consolidated statement of operations.

The weighted average grant date fair value of the outstanding options with a service only condition and options with a performance condition as of December 31, 2023 was $1.11 and $8.37, respectively.

Rights to Contingent Consideration

In connection with the acquisition of Callin as described in Note 3, the Company was required to replace unvested options, unvested series FF preferred shares, and restricted common stock held by continuing employees of Callin with a right to receive contingent consideration. If the underlying contingencies are met, the obligation will be satisfied by the issuance of shares of Class A Common Stock. In addition, as described in Note 3, two of the contingent consideration tranches are dependent on one selling shareholder providing services to the Company.

Where rights to receive contingent consideration were issued to replace unvested awards of the acquired company, the Company has allocated an amount to consideration based on the fair value of the original award at the acquisition date. The amount allocated is based on the period of time vested as of the acquisition date in relation to the greater of the vesting period of the original award and the total service requirement as per the below. The difference between the fair value of the new award on the acquisition date and the amount allocated to consideration is post-combination expense, as laid out below:

Fair value
Allocated to consideration	$15,578
Allocated to post-combination services	5,941,563
Total fair value of rights	$5,957,141

During the year ended December 31, 2023, share-based compensation expense of $2,478,040 was recognized in the consolidated statement of operations related to the rights to contingent consideration (2022 – $nil).

As of December 31, 2023, there was $2,169,365 and $1,240,239 of total unrecognized compensation cost related to rights with a service only condition, and rights with a performance condition, respectively. That cost is expected to be recognized over a weighted average period of 1.20 and 1.33 years, respectively.